Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Note B: Goodwill and Intangible Assets

The following table shows the changes in goodwill by reportable segment and in total:

December 31	Mid- America Group	Southeast Group	West Group	Cement	Total
(add 000)	2015
Balance at beginning of period	$282,117	$50,346	$852,436	$883,900	$2,068,799
Acquisitions	—	—	8,464	—	8,464
Adjustments to purchase price allocations	—	—	15,538	(18,634)	(3,096)
Divestitures	(714)	—	(5,218)	—	(5,932)
Balance at end of period	$281,403	$50,346	$871,220	$865,266	$2,068,235

	2014
Balance at beginning of period	$263,967	$50,346	$302,308	$—	$616,621
Division reorganization	18,150	—	(18,150)	—	—
Acquisitions	—	—	600,372	883,900	1,484,272
Divestitures	—	—	(32,094)	—	(32,094)
Balance at end of period	$282,117	$50,346	$852,436	$883,900	$2,068,799

Intangible assets subject to amortization consist of the following:

December 31	Gross Amount	Accumulated Amortization	Net Balance
(add 000)	2015
Noncompetition agreements	$6,274	$(6,069)	$205
Customer relationships	35,805	(10,448)	25,357
Operating permits	450,419	(12,294)	438,125
Use rights and other	16,746	(8,030)	8,716
Trade names	12,800	(3,408)	9,392
Total	$522,044	$(40,249)	$481,795

	2014
Noncompetition agreements	$6,274	$(5,971)	$303
Customer relationships	36,610	(7,654)	28,956
Operating permits	498,462	(5,575)	492,887
Use rights and other	15,385	(6,940)	8,445
Trade names	12,800	(1,143)	11,657
Total	$569,531	$(27,283)	$542,248

Intangible assets deemed to have an indefinite life and not being amortized consist of the following:

December 31	Aggregates Business	Cement	Magnesia Specialties	Total
(add 000)	2015
Operating permits	$6,600	$—	$—	$6,600
Use rights	10,175	9,137	—	19,312
Trade names	—	280	2,565	2,845
Total	$16,775	$9,417	$2,565	$28,757
	2014
Operating permits	$6,600	$—	$—	$6,600
Use rights	9,975	19,437	—	29,412
Trade names	—	14,380	2,565	16,945
Total	$16,575	$33,817	$2,565	$52,957

During 2015, the Corporation acquired $2,953,000 of intangibles, consisting of the following:

(add 000, except year data)	Amount	Weighted-average amortization period
Subject to amortization:
Customer relationships	$375	13.3 years
Operating permits	1,017	26.5 years
Use rights and other	1,361	22.1 years
	2,753	22.5 years
Not subject to amortization:
Use rights	200	N/A
	200
Total	$2,953

Use rights include, but are not limited to, water rights, subleases and proprietary information.

Total amortization expense for intangible assets for the years ended December 31, 2015, 2014 and 2013 was $13,962,000, $9,311,000 and $3,587,000, respectively.

The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

(add 000)
2016	$13,431
2017	13,345
2018	12,557
2019	11,665
2020	11,630
Thereafter	419,167
Total	$481,795